UPDATING SUMMARY PROSPECTUS

May 1, 2022

Scudder DestinationsSM Annuity/Farmers Variable Annuity I

From

ZURICH AMERICAN LIFE INSURANCE COMPANY

Issued through

ZALICO Variable Annuity Separate Account

This Updating Summary Prospectus provides certain updated information about the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I, each a variable, fixed and market value adjusted deferred annuity contract (the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I are each referred to herein as a “Contract”), which is no longer available for purchase.

The statutory prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at http://dfinview.com/zalico/TAHD/ZALI00001. You can also obtain this information at no cost by calling 1-800-449-0523.

As permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Funds available under your Contracts will not be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports are made available on the website specified above, and you will be notified by mail each time a report is posted.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive other communications from us electronically by calling the Service Center at 1-800-449-0523 (toll-free).

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling the Service Center toll-free at 1-800-449-0523. Your election to receive reports in paper will apply to all Funds available under your Contracts.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

If you want to request one-time paper copy of the Funds’ summary prospectuses, the Contract’s statutory prospectus, or the Contract’s statement of additional information, please follow this link: dfinreports.com/zalico. You will need the control number printed near the address section on the back of this document to access this site to request additional printed documents.

i

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulated Guarantee Period Value—The sum of your Guarantee Period Values.

Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company. Our Home Office is located at 1299 Zurich Way, Schaumburg, Illinois 60196. For Contract services, you may contact the Service Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097 or 1-800-449-0523.

Contract Value—The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

Contract Year—Period between anniversaries of the Contract’s Date of Issue.

Contribution Year—Each one year period following the date a Purchase Payment is made.

Date of Issue—The date on which the first Contract Year commences.

Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

Fixed Account Contract Value—The value of your Contract interest in the Fixed Account.

Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, BNY Mellon Investment Portfolios (formerly Dreyfus Investment Portfolios), BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc.), Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, and Janus Aspen Series, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any separate account.

Guaranteed Interest Rate—The rate of interest we establish for a given Guarantee Period.

Guarantee Period—The time during which we credit your allocation with a Guaranteed Interest Rate. Guarantee Periods may range from one to ten years, at our option. If you withdraw money from a Guarantee Period before its term has expired, you will be assessed a Market Value Adjustment.

Guarantee Period Value—The value of your Contract Value in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.

Home Office—The address of our Home Office is 1299 Zurich Way, Schaumburg, Illinois 60196.

Market Value Adjustment (“MVA”)—An adjustment of amounts held in a Guarantee Period that we compute in accordance with the Market Value Adjustment formula in your Contract if you take a withdrawal prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period started. Any downward Market Value Adjustment is subject to the MVA Floor described in the MVA Endorsement issued on April 1, 2005 and described herein.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership defined in the Contract.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

Purchase Payments—Amounts paid to us by you or on your behalf.

Separate Account—The ZALICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your Subaccount Values.

Service Center—The address of our Service Center is Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. The overnight address is: Scudder DestinationsSM Service Team, 2006 Wade Hampton Boulevard, Greenville, SC 29615-1064. Illumifin Corporation (formerly Concentrix Insurance Administration Solutions Corporation) is the administrator of the Contract. You can call the Service Center toll-free at 1-800-449-0523.

Subaccounts—The nineteen subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.

Subaccount Value—The value of your interest in each Subaccount.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

Subaccounts that formerly invested in PIMCO International Bond Portfolio (U.S. Dollar-Hedged) and in PIMCO Low Duration Portfolio are no longer available as investment options under your Contract.

Effective on or about October 28, 2021, DWS Bond VIP, a portfolio of Deutsche DWS Variable Series I, and DWS Global Equity VIP, portfolio of Deutsche DWS Variable Series II, were liquidated and are no longer available asinvestment options under your Contract.

Mid-year 2021, Concentrix Corporation sold its insurance TPA operations and software platform (Concentrix Insurance Administration Solutions Corporation) to Abry Partners, a private equity firm, and Hoplon Capital, an asset manager. The name of the TPA has been changed from Concentrix Corporation to illumifin Corporation. The address of our Service Center remains the same: Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. The overnight address has changed to: Scudder DestinationsSM Service Team, 2006 Wade Hampton Boulevard, Greenville, SC 29615-1064. You can continue to call the Service Center toll-free at 1-800-449-0523. These transactions are not expected to change the administration of your Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

An investment in the Contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a Withdrawal Charge. The maximum Withdrawal Charge is 7% of the Purchase Payment amount withdrawn during the first year following your last Purchase Payment. For example, if you make an early withdrawal within the first Contribution Year, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment. [1]			CONTRACT CHARGES AND EXPENSES
Transaction Charges	In addition to Withdrawal Charges, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 12 times a year (not currently imposed), or when we pay premium taxes on Purchase Payments received under Contracts sold in states that impose such taxes.			CONTRACT CHARGES AND EXPENSES
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			CONTRACT CHARGES AND EXPENSES
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	1.416% [2]	1.416% [2]	CONTRACT CHARGES AND EXPENSES
	2. Investment options (Portfolio fees and expenses)	0.32% [3]	1.33% [3]	CONTRACT CHARGES AND EXPENSES
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25% [4]	0.25% [4]	CONTRACT CHARGES AND EXPENSES

[1]  If you withdraw money from a Guarantee Period before its term has expired, and during a period of rising interest rates, you may be assessed a negative Market Value Adjustment.

[2]  The minimum and maximum fee assumes Base Contract charge and administration charges calculated as a percentage of average Separate Account Contract Value, and a $30 annual records maintenance charge.

[3]  As a percentage of average net assets in the Portfolios.

4  As a percentage of the Contract Value.

[5]  The Lowest and the Highest Annual Costs do not reflect the $30 annual Records Maintenance Charge as the charge applies only to Contracts with less than $50,000 Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
	LOWEST ANNUAL COST: $ 1,579 [5]	HIGHEST ANNUAL COST: $ 2,571 [5]

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive Portfolio fees and expenses

•  No optional benefits

•  No sales charges

•  No additional premium payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Portfolio fees and expenses

•  No sales charges

•  No additional premium payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Withdrawal Charges apply for up to 7 years following your last Purchase Payment. They will reduce the value of your Contract if you withdraw money during that time. Further, a negative Market Value Adjustment may apply to amounts withdrawn before the end of a Guaranteed Period under the MVA Option. The benefits of tax deferral and the Guaranteed Retirement Income Benefit (if elected) also mean the Contract is more beneficial to investors with a long time horizon.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risks Associated with Investment Options

•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

•  Each investment option (including the Fixed Account Option and MVA Option) has its own unique risks.

•  You should review the prospectuses for the available Funds before making an investment decision.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks	Any obligations (including under the Fixed Account Option and MVA Option), guarantees, and benefits of the Contract are subject to the claims-paying ability of ZALICO. If ZALICO experiences financial distress, it may not be able to meet its obligations to you. More information about ZALICO, including our financial strength ratings, is available upon request from ZALICO by calling 1-800-449-0523.		PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

RESTRICTIONS
Investments

•  There are restrictions that may limit the investments that an investor may choose.

•  We reserve the right to charge $25 for each transfer when you transfer money between Portfolios in excess of 12 times in a Contract Year.

•  ZALICO reserves the right to remove or substitute Portfolios as investment options that are available under the Contract.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Optional Benefits

•  The Guaranteed Retirement Income Benefit does not limit or restrict the investment options you may select under the Contract. We may impose limitations and/or restrictions in the future.

•  We may modify or discontinue an optional benefit at any time.

BENEFITS AVAILABLE UNDER THE CONTRACT

TAXES
Tax Implications

•  You should consult with a tax professional to determine the tax implications of an investment in and distributions received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

•  Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

FEDERAL TAX CONSIDERATIONS
CONFLICTS OF INTEREST
Investment Professional Compensation	Some investment professionals may receive compensation for making recommendations relating to the Contract, in the form of commissions, special compensation, reimbursements for expenses, and other compensation programs. These investment professionals may have a financial incentive to recommend making additional Purchase Payments under this Contract over another investment	DISTRIBUTION OF CONTRACTS
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	DISTRIBUTION OF CONTRACTS

APPENDIX

PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at http://dfinview.com/zalico/TAHD/ZALI00001. You can also request this information at no cost by calling at 1-800-449-0523.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	FUND NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES (As of 12/31/2021)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks both capital appreciation and current income	Invesco V.I. Equity and Income Fund (formerly Invesco V.I. Managed Volatility Fund) (Series I) (1) Invesco Advisers, Inc. (adviser)	0.55%	18.65%	9.55%	10.55%
Seeks current income and long term capital appreciation	Alger Balanced Portfolio (Class I-2) Fred Alger Management, LLC (adviser)	1.09	19.12	11.86	9.96
Seeks long term capital appreciation	Alger Capital Appreciation Portfolio (Class I-2) Fred Alger Management, LLC (adviser)	0.91	19.13	24.19	19.08
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P MidCap 400 Index)	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares) (2) BNY Mellon Investment Adviser, Inc. (adviser) Newton Investment Management North America, LLC (sub-adviser)	0.80	25.89	9.78	12.54

TYPE	FUND NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES (As of 12/31/2021)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Initial Shares) BNY Mellon Investment Adviser, Inc. (adviser) Newton Investment Management Limited (sub-adviser)	0.67%	27.00%	18.49%	15.59%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies	DWS Equity 500 Index VIP* (3) DWS Investment Management Americas, Inc. (adviser) Northern Trust Investments, Inc. (sub-adviser)	0.26	28.40	18.18	16.24
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	DWS Small Cap Index VIP (4) DWS Investment Management Americas, Inc. (adviser) Northern Trust Investments, Inc. (sub-adviser)	0.39	14.50	11.69	12.98
Seeks to provide long-term growth of capital	DWS Capital Growth VIP (5) DWS Investment Management Americas, Inc. (adviser)	0.48	22.78	23.81	19.25
Seeks above-average capital appreciation over the long term	DWS Global Small Cap VIP (6) DWS Investment Management Americas, Inc. (adviser)	0.80	14.94	9.32	9.20
Seeks long-term growth of capital, current income and growth of income	DWS Core Equity VIP (7) DWS Investment Management Americas, Inc. (adviser)	0.59	25.30	16.70	16.17

TYPE	FUND NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES (As of 12/31/2021)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital	DWS CROCI® International VIP (8) DWS Investment Management Americas, Inc. (adviser)	0.86%	9.24%	7.34%	5.67%
Seeks to maximize income while maintaining prospects for capital appreciation	DWS Global Income Builder VIP (9) DWS Investment Management Americas, Inc. (adviser)	0.62	10.95	9.21	8.39
Seeks long-term capital appreciation	DWS Small Mid Cap Value VIP (10) DWS Investment Management Americas, Inc. (adviser)	0.83	30.50	7.87	10.52
Seeks long-term capital growth	DWS International Growth VIP (11) DWS Investment Management Americas, Inc. (adviser)	0.93	8.11	12.72	10.45
Seeks to provide a high level of current income	DWS High Income VIP (12) DWS Investment Management Americas, Inc. (adviser)	0.71	4.00	6.02	6.16
Seeks to achieve a high rate of total return	DWS CROCI® U.S. VIP (13) DWS Investment Management Americas, Inc. (adviser)	0.65	26.69	10.23	8.71
Seeks maximum current income to the extent consistent with stability of principal	DWS Government Money Market VIP*** (14) DWS Investment Management Americas, Inc. (adviser)	0.42	0.01	0.77	0.39
Seeks long-term capital appreciation	DWS Small Mid Cap Growth VIP (15) DWS Investment Management Americas, Inc. (adviser)	0.78	13.84	13.87	13.57

TYPE	FUND NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES (As of 12/31/2021)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital	Janus Henderson Forty Portfolio (Institutional Shares) (16) Janus Capital Management LLC (adviser)	0.77%	22.90%	25.58%	20.29%

*

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s® 500,” “Standard and Poor’s MidCap 400®,” and “500” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by DWS Investment Management Americas, Inc. The DWS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, and Standard & Poor’s® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s statement of additional information.

***

There can be no assurance that the DWS Government Money Market VIP portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the DWS Government Money Market VIP Subaccount may become extremely low and possibly negative. You could lose money when invested in the DWS Government Money Market VIP Subaccount

(1)

Effective on or about April 30, 2021, Invesco V.I. Managed Volatility Fund (Series I) merged into Invesco V.I. Equity and Income Fund (Series I). Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

(2)

The fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until April 29, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80%. On or after April 29, 2023, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation at any time.

(3)

Through April 30, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.26% for Class A excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses and interest expense. These agreements may only be terminated with the consent of the fund’s Board.

(4)

Through April 30, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.39% for Class A excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses and interest expense. These agreements may only be terminated with the consent of the fund’s Board.

(5)

Through September 30, 2022, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.74% for Class A excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(6)

Through April 30, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.80% for Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(7)

Through September 30, 2022, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.66% for Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(8)

Through April 30, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.86% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(9)

Through September 30, 2022, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.71% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(10)

Through April 30, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.83% for Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(11)

Through April 30, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.93% for Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board.

(12)

Through April 30, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.71% for Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board.

(13)

Through April 30, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.65% for Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board.

(14)

Through September 30, 2022, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.51%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(15)

Through September 30, 2022, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.82%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(16)

The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period.

Back Cover Page

This Summary Prospectus incorporates by reference the Contract statutory prospectus dated May 1, 2022, as amended or supplemented.

The EDGAR contract identifier for the Contract is C000018906